Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy)
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.22	£m	£m	£m	£m
Trading portfolio assets	58,340	64,300	4,256	126,896
Financial assets at fair value through the income statement	1,037	203,230	6,163	210,430
Derivative financial instruments	11,653	328,870	3,873	344,396
Financial assets at fair value through other comprehensive income	15,993	27,785	36	43,814
Investment property	—	—	5	5
Total assets	87,023	624,185	14,333	725,541

Trading portfolio liabilities	(47,118)	(28,680)	(82)	(75,880)
Financial liabilities designated at fair value	(193)	(255,155)	(439)	(255,787)
Derivative financial instruments	(12,674)	(304,473)	(4,379)	(321,526)
Total liabilities	(59,985)	(588,308)	(4,900)	(653,193)

As at 31.12.21
Trading portfolio assets	80,836	63,754	2,281	146,871
Financial assets at fair value through the income statement	4,953	177,194	6,079	188,226
Derivative financial instruments	6,150	252,131	4,010	262,291
Financial assets at fair value through other comprehensive income	16,070	29,800	38	45,908
Investment property	—	—	7	7
Total assets	108,009	522,879	12,415	643,303

Trading portfolio liabilities	(26,701)	(26,563)	(27)	(53,291)
Financial liabilities designated at fair value	(174)	(250,553)	(404)	(251,131)
Derivative financial instruments	(6,571)	(243,893)	(6,059)	(256,523)
Total liabilities	(33,446)	(521,009)	(6,490)	(560,945)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.22		As at 31.12.21
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	1,573	(1,849)	1,091	(1,351)
Foreign exchange derivatives	786	(560)	376	(374)
Credit derivatives	234	(615)	323	(709)
Equity derivatives	1,280	(1,355)	2,220	(3,625)
Corporate debt	1,171	(13)	1,205	(21)
Reverse repurchase and repurchase agreements	178	(188)	13	(172)
Non-asset backed loans	6,435	—	3,743	—
Asset backed securities	291	—	558	—
Equity cash products	422	(3)	393	—
Private equity investments	123	—	148	—
Other[1]	1,840	(317)	2,345	(238)
Total	14,333	(4,900)	12,415	(6,490)
1.Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Analysis of movements in Level 3 assets and liabilities
Level 3 movement analysis
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.22
	As at 01.01.22					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	90	(144)	—	(17)	54	—	—	43	(11)	404
Non-asset backed loans	758	2,448	(459)	—	—	11	—	—	50	(113)	2,695
Asset backed securities	454	72	(80)	—	(297)	(20)	—	—	100	(66)	163
Equity cash products	303	21	(56)	—	—	24	—	—	52	(17)	327
Other	377	326	(42)	—	(5)	56	—	—	39	(84)	667
Trading portfolio assets	2,281	2,957	(781)	—	(319)	125	—	—	284	(291)	4,256

Non-asset backed loans	2,985	1,848	(757)	—	(315)	(76)	—	—	52	—	3,737
Equity cash products	84	—	—	—	—	3	2	—	—	—	89
Private equity investments	148	19	(60)	—	—	7	11	—	3	(4)	124
Other	2,862	4,817	(5,579)	—	(155)	9	179	—	99	(19)	2,213
Financial assets at fair value through the income statement	6,079	6,684	(6,396)	—	(470)	(57)	192	—	154	(23)	6,163

Asset backed securities	38	—	—	—	—	—	—	(2)	—	—	36
Financial assets at fair value through other comprehensive income	38	—	—	—	—	—	—	(2)	—	—	36

Investment property	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(35)	3	—	—	(29)	—	—	—	6	(82)

Financial liabilities designated at fair value	(404)	(5)	—	(13)	47	(22)	2	—	(81)	37	(439)

Interest rate derivatives	(260)	25	—	—	(4)	(305)	(9)	—	271	6	(276)
Foreign exchange derivatives	2	—	—	—	(9)	273	—	—	(65)	25	226
Credit derivatives	(386)	(36)	5	—	60	(99)	—	—	20	55	(381)
Equity derivatives	(1,405)	(83)	—	—	170	980	—	—	(9)	272	(75)
Net derivative financial instruments[1]	(2,049)	(94)	5	—	217	849	(9)	—	217	358	(506)

Total	5,925	9,507	(7,170)	(13)	(525)	866	184	(2)	574	87	9,433
1.Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £3,873m and derivative financial liabilities were £4,379m.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.21
	As at 01.01.21					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	305	(87)	—	—	25	—	—	40	(11)	423
Non-asset backed loans	709	620	(131)	—	(84)	13	—	—	124	(106)	1,145
Asset backed securities	686	112	(294)	—	—	(10)	—	—	43	(48)	489
Equity cash products	214	13	(17)	—	—	32	—	—	29	(9)	262
Other	103	21	—	—	(51)	(1)	—	—	162	(1)	233
Trading portfolio assets	1,863	1,071	(529)	—	(135)	59	—	—	398	(175)	2,552

Non-asset backed loans	2,280	696	(299)	—	(388)	10	—	—	69	(47)	2,321
Equity cash products	320	166	(194)	—	—	(171)	18	—	—	—	139
Private equity investments	88	22	(7)	—	(7)	(1)	3	—	—	—	98
Other	1,704	2,296	(2,389)	—	(160)	(19)	1	—	16	—	1,449
Financial assets at fair value through the income statement	4,392	3,180	(2,889)	—	(555)	(181)	22	—	85	(47)	4,007

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	—	—	—	(5)	—	—	1	—	—	43
Financial assets at fair value through other comprehensive income	153	—	—	—	(5)	—	—	1	—	(106)	43

Investment property	10	—	(2)	—	—	—	—	—	—	—	8

Trading portfolio liabilities	(28)	(3)	14	—	—	(7)	—	—	—	7	(17)

Financial liabilities designated at fair value	(341)	—	—	—	98	7	—	—	(78)	18	(296)

Interest rate derivatives	(2)	9	—	—	33	(121)	4	—	21	(296)	(352)
Foreign exchange derivatives	1	—	—	—	58	(6)	—	—	3	(34)	22
Credit derivatives	(155)	(118)	2	—	(5)	12	(1)	—	1	(1)	(265)
Equity derivatives	(1,615)	(315)	(1)	—	(32)	(221)	—	—	28	808	(1,348)
Net derivative financial instruments[1]	(1,771)	(424)	1	—	54	(336)	3	—	53	477	(1,943)

Total	4,278	3,824	(3,405)	—	(543)	(458)	25	1	458	174	4,354
1.Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £3,656m and derivative financial liabilities were £5,599m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.22				Half year ended 30.06.21
	Income statement		Other compre-hensive income	Total	Income statement		Other compre-hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	121	—	—	121	35	—	—	35
Financial assets at fair value through the income statement	16	9	—	25	(67)	35	—	(32)
Financial assets at fair value through other comprehensive income	—	—	(2)	(2)	—	—	—	—
Investment properties	—	(1)	—	(1)	—	—	—	—
Trading portfolio liabilities	(35)	—	—	(35)	(6)	—	—	(6)
Financial liabilities designated at fair value	(14)	—	—	(14)	7	—	—	7
Net derivative financial instruments	862	(1)	—	861	(367)	—	—	(367)
Total	950	7	(2)	955	(398)	35	—	(363)

Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs
	As at 30.06.22				As at 31.12.21
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	75	—	(108)	—	51	—	(79)	—
Foreign exchange derivatives	15	—	(22)	—	20	—	(28)	—
Credit derivatives	111	—	(115)	—	112	—	(103)	—
Equity derivatives	107	—	(112)	—	181	—	(190)	—
Corporate debt	36	—	(35)	—	38	—	(28)	—
Non-asset backed loans	233	—	(260)	—	99	—	(150)	—
Equity cash products	56	—	(112)	—	25	—	(42)	—
Private equity investments	9	—	(9)	—	10	—	(11)	—
Other[1]	27	—	(36)	—	19	—	(20)	—
Total	669	—	(809)	—	555	—	(651)	—
1Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Fair value adjustments
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.22	As at 31.12.21
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(531)	(498)
Uncollateralised derivative funding	(82)	(127)
Derivative credit valuation adjustments	(388)	(212)
Derivative debit valuation adjustments	208	91

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.22		As at 31.12.21
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost	180,098	180,103	145,259	145,665
Reverse repurchase agreements and other similar secured lending	1,060	1,060	3,177	3,177

Financial liabilities
Deposits at amortised cost	(311,465)	(311,455)	(262,828)	(262,843)
Repurchase agreements and other similar secured borrowing	(12,805)	(12,807)	(12,769)	(12,776)
Debt securities in issue	(68,656)	(68,504)	(48,388)	(48,350)
Subordinated liabilities	(32,241)	(32,230)	(32,185)	(33,598)